Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of breakdown for non-current and current borrowings
The following table provides a breakdown for
non-current
and current borrowings:

(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings

At December 31, 2022	11,037	8,283	14,165	33,485
Repayments	(1,564)	(55,573)	(2,666)	(59,803)
Proceeds	—	53,163	26,871	80,034
Net foreign exchange difference	—	(164)	(1,530)	(1,694)

At June 30, 2023	9,473	5,709	36,840	52,022

Repayable:
- Within one year	3,382	5,709	7,633	16,724
- In the second year	3,365	—	4,339	7,704
- In the third year	2,726	—	15,103	17,829
- Over three years	—	—	9,765	9,765

Portion classified as current liabilities	(3,382)	(5,709)	(7,633)	(16,724)

Non-current portion	6,091	—	29,207	35,298

The following table provides a breakdown for
non-current
and current borrowings:

	2022				2021
(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings	Guaranteed	Secured	Unsecured	Total borrowings

At January 1,	12,457	7,840	46,474	66,771	1,500	1,452	15,885	18,837
Repayments	(1,440)	(112,559)	(111,018)	(225,017)	(2,103)	(93,709)	(20,775)	(116,587)
Conversion of debt to equity	—	—	—	—	—	—	(25,035)	(25,035)
Debt restructuring (1)	—	—	—	—	—	—	(7,380)	(7,380)
Business combination	—	—	—	—	12,700	—	459	13,159
Proceeds	20	112,511	78,198	190,729	360	99,702	76,112	176,174
Net foreign exchange difference	—	491	511	1,002	—	395	7,208	7,603

At December 31,	11,037	8,283	14,165	33,485	12,457	7,840	46,474	66,771

Repayable:
- Within one year	3,284	8,283	3,803	15,370	1,422	7,840	46,297	55,559
- In the second year	3,337	—	—	3,337	3,282	—	—	3,282
- In the third year	3,166	—	—	3,166	3,337	—	—	3,337
- Over three years	1,250	—	10,362	11,612	4,416	—	177	4,593

	11,037	8,283	14,165	33,485	12,457	7,840	46,474	66,771
Portion classified as current liabilities	(3,284)	(8,283)	(3,803)	(15,370)	(1,422)	(7,840)	(46,297)	(55,559)

Non-current portion	7,753	—	10,362	18,115	11,035	—	177	11,212

Summary of detailed information about assets pledged as security

(Euro thousands)	At June 30, 2023	At December 31, 2022
Pledge of assets:
- Inventories	17,886	20,333
- Property, plant and equipment	10,566	10,535
- Trade receivables	2,450	2,566
- Other current assets	2,293	2,786

Total pledge of assets	33,195	36,220

	At December 31,
(Euro thousands)	2022	2021
Pledge of assets:
- Property, plant and equipment	10,535	9,345
- Inventories	20,333	19,187
- Other current assets	2,786	—
- Trade receivables	2,566	2,493

At December 31,	36,220	31,025

Summary of detailed information about main terms of borrowings
The main terms of the borrowings are detailed as follows:

				At December 31, 2022
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non-current portion

				(Euro thousands)
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	January 2023	633	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	February 2023	75	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	March 2023	283	—
St. John Knits, Inc.	Variable	LIBOR+7.50%	April 2023	8,283	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	April 2023	296	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	May 2023	294	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	June 2023	317	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2023	606	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	October 2023	263	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2023	229	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2023	269	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	784	1,502
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	6,250
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,363

Total				15,370	18,115

				At December 31, 2021
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non-current portion

				(Euro thousands)
Sergio Rossi S.p.A	Fixed	0.90%	March 2022	1	—
Sergio Rossi S.p.A	Fixed	1.45%	April 2022	458	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	April 2022	16,337	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	June 2022	166	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	June 2022	23,550	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2022	111	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2022	376	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	October 2022	103	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2022	348	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2022	337	—
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2022	4,510	—
St. John Knits, Inc.	Variable	LIBOR+7.50%	April 2023	7,840	—
Fosun Fashion Brand Management Co.,Limited	Interest free	0.00%	December 2023	—	177
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	172	2,285
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	1,250	8,750

Total				55,559	11,212